September 30, 2003

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Keith O'Connell
Document Control - EDGAR
Washington, D.C. 20549-1004

RE: AXP Dimensions Series, Inc. (formerly AXP New Dimensions Fund, Inc.) File Nos.: 2-28529/811-1629

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 68 (Amendment). This Amendment was filed electronically on September 25, 2003.

If you have any questions or concerns regarding this filing, please contact Simone Pepper at (612) 671-2847 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
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    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation